STOCKHOLDERS' DEFICIENCY: Schedule of Status of Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Status of Warrants

	September 30, 2020		December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	194,204,339	$0.09	192,148,956	$0.09
Issued	16,825,000	0.12	12,783,672	0.10
Exercised	(11,815,000)	0.10	(9,688,917)	0.10
Cancelled	-	-	(345,205)	0.11
Expired	(2,667,333)	0.08	(694,167)	0.17
Outstanding, end of period	196,547,006	$0.09	194,204,339	$0.09

2019 Omnibus Long-Term Incentive Plan
Schedule of Status of Warrants
	December 31, 2019
	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	-	$-
Issued	29,000,000	0.10
Outstanding, end of period	29,000,000	$0.10

Executive Compensation
Schedule of Status of Warrants

	December 31, 2019		December 31, 2018
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	192,148,956	$0.09	119,301,754	$0.09
Issued	12,783,672	0.10	74,377,862	0.10
Exercised	(9,688,917)	0.10	-	-
Cancelled	(345,205)	0.11	-	-
Expired	(694,167)	0.17	(1,530,660)	0.26

Outstanding, end of period	194,204,339	$0.09	192,148,956	$0.09